Loans receivable, net (Tables)	12 Months Ended
Dec. 31, 2019
Loans receivable, net
Schedule of loans receivable

	December 31,
	2019	2018
Loans receivable, gross
Personal loans	$35,611	$30,941
Corporate loans	5,760	6,125
	41,371	37,066
Provision for loan losses	(192)	—
Total loans receivable, net	$41,179	$37,066
Less: classified as non-current loans receivable, net	(7,293)	(6,019)
Total current loans receivable, net	$33,886	$31,047

Schedule of loans receivable maturity analysis

For the year ending December 31,
2020	$33,886
2021	4,647
2022	654
2023	233
2024	248
2025 and thereafter	1,511
Total	41,179

Schedule of aging of loans receivable

	December 31,
	2019	2018
1‑89 days past due	$177	$2,569
90‑179 days past due	9	—
180‑365 days past due	908	—
Over 1 year past due	523	—
Total past due	$1,617	$2,569
Current	39,754	34,497
Total loans	$41,371	$37,066

Schedule of analysis of loans by collateral

The following table summarizes the Company’s loan portfolio by collateral as of December 31, 2019:

	Personal loans	Corporate loans	Total
Unsecured	$—	$—	$—
Unsecured - guarantee backed loans	24,922	5,119	30,041
Pledged assets backed loans	—	—	—
Collateral backed loans	10,689	641	11,330
	$35,611	$5,760	$41,371

The following table summarizes the Company's loan portfolio by collateral as of December 31, 2018:

	Personal	Corporate
	loans	loans	Total
Unsecured	$—	$—	$—
Unsecured - guarantee backed loans	17,500	3,846	21,346
Pledged assets backed loans	—	—	—
Collateral backed loans	13,441	2,279	15,720
	$30,941	$6,125	$37,066